Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,966,487,500.00
Previously Paid Amount	0.00
Total Fee Amount	2,757,371.93
Total Offset Amount	0.00
Net Fee	2,757,371.93
Narrative - Max Aggregate Offering Price	$ 19,966,487,500.00
Final Prospectus	true